Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.
PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
At cost:
Electronic equipment	651,779	678,753	98,410
Office equipment	2,290	2,372	344
Motor vehicles	7,264	8,318	1,206
Software	419,326	475,935	69,004
Leasehold improvements	87,718	86,826	12,589
	1,168,377	1,252,204	181,553
Less: Accumulated depreciation	(786,881)	(996,906)	(144,538)
	381,496	255,298	37,015

Depreciation expense was RMB158.23 million, RMB225.31 million and RMB226.09 million (US$32.78 million) for the years ended December 31, 2020, 2021 and 2022, respectively.